Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012	Dec. 19, 2011
Commitments and Contingencies [Line Items]
Seized value of helicopters	$ 10.0	$ 10.0
Additional taxes plus interest and penalties	20.0	20.0	3.8
Decrease in assessment			0.3
Decreased assessment			0.3
Credits in 2004 and 2007
Commitments and Contingencies [Line Items]
Additional taxes plus interest and penalties	$ 3.8